Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The Company’s consolidated financial statements are expressed in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). Intercompany balances and transactions were eliminated upon consolidation. The preparation of consolidated financial statements in conformity with GAAP requires management to make use of estimates and assumptions that affect the reported amounts and disclosures.
The Business Combination is accounted for as a
reve
rse recapitalization as pre-combination KORE was determined to be the accounting acquirer under FASB’s ASC Topic 805, Business Combination (“ASC 805”).
Pre-combination
KORE was determined to be the accounting acquirer based on the evaluation of the following facts and circumstances:

•	the equity holders of pre-combination KORE hold the majority (54%) of voting rights in the Company;

•	the senior management of pre-combination KORE became the senior management of the Company;

•	in comparison with CTAC, pre-combination KORE has significantly more revenues and total assets and a larger net loss; and

•	the operations of pre-combination KORE comprise the ongoing operations of the Company, and the Company assumed pre-Combination KORE’s headquarters.
Accordingly, for accounting purposes, the financial statements of the Company represent a continuation of the financial statements of pre-combination KORE with the acquisition being treated as the equivalent of pre-combination KORE issuing stock for the net assets of CTAC, accompanied by a recapitalization. The net assets of CTAC were stated at historical cost, with no goodwill or other intangible assets recorded. Pre-combination KORE was deemed to be the predecessor and the consolidated assets and liabilities and results of operations prior to September 30, 2021 are those of pre-combination
KORE. Reported shares and earnings per share available to common stockholders, prior to the Business Combination, have been retroactively restated to reflect the exchange ratio established in the merger agreement. The number of shares of preferred stock was also retroactively restated based on the exchange ratio.
Foreign Currency
The functional currency of the Company’s foreign subsidiaries is generally the local currency. Any transactions recorded in the Company’s foreign subsidiaries denominated in a currency other than the local currency are remeasured using current exchange rates each reporting period with the resulting unrealized gains or losses being included in selling, general and administrative expenses on the consolidated statements of operations. Such unrealized gains and losses primarily relate to intercompany balances and amounted to unrealized losses of $0.3 million, $0.2 million and $1.4 million in 2021, 2020 and 2019, respectively.
For consolidation purposes, all assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the exchange rate on the balance sheet date. Revenues and expenses are translated at the average exchange rate during the period. Equity transactions are translated using historical exchange rates. Adjustments resulting from translating foreign functional currency financial statements into U.S. dollars are recorded as part of a separate component of stockholders’ equity and reported in the consolidated statements of comprehensive loss.
Segments
Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to the individual segment and in assessing performance. The Company’s CODM is its Chief Executive Officer. The Company has determined that it operates in one operating segment and one reportable segment, as the CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance.
COVID-19
Impact
During the period ended December 31, 2021, an outbreak of the novel coronavirus (“COVID-19”) has continued to spread across the globe and continued to result in significant economic disruption. The extent of the impact of COVID-19 on the Company’s operational and financial performance will depend on certain developments, including the duration and spread of any future outbreaks; however as of this filing, COVID-19 has not had a negative impact on the Company’s financial condition or results of operations.
Use of Estimates
The preparation of consolidated financial statements, in conformity with US GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. The most significant estimates relate to revenue recognition such as determining the nature and timing of the satisfaction of performance obligations, revenue reserves, allowances for accounts receivable, inventory obsolescence, the recognition and measurement of assets acquired and liabilities assumed in business combinations at fair value, assessment of indicators of goodwill impairment, determination of useful lives of the
Company’s intangible assets and equipment, the
assessment
of expected cash
flows
used in evaluating long-lived assets for impairment, the calculation of capitalized software costs, accounting for uncertainties in income tax positions, and the value of securities underlying stock-based compensation. Although these estimates are based on management’s best knowledge of current events and actions that the Company may undertake in the future, actual results may be different from these estimates.
Revenue Recognition
On January 1, 2019, the Company adopted ASC 606, Revenue from Contracts with Customers, using the modified retrospective method for those contracts with customers which were not completed as of January 1, 2019. The adoption of ASC 606 did not have a material effect on the Company’s financial statements.
The guidance provides that an entity should apply the following steps: (1)
 identify the contract with a customer; (2)
 identify the performance obligations in the contract; (3)
 determine the transaction price; (4)
 allocate the transaction price to the performance obligations in the contract; and (5)
 recognize revenue when, or as, the entity satisfies a performance obligation. Payments are generally due and received within
30-60
days from the point of billing customers.
The Company derives revenues primarily from IoT Connectivity and IoT Solutions. Connectivity arrangements provide customers with secure and reliable wireless connectivity to mobile and fixed devices through various mobile network carriers. Revenue from IoT Connectivity consists of monthly recurring charges (“MRC’s”) and overage/usage charges, and contracts are generally short-term in nature (i.e., month-to-month
arrangements). Revenue for MRC’s and overage/usage charges are recognized over time as the Company satisfies the performance obligation (generally starting when an enrolled device is activated on the Company’s platform). MRC’s are billed monthly in advance (generally in the last week of a month); any amounts billed for which the service has not been provided as of the balance sheet dates are reported as a contract liability and components of deferred revenue. Overage/usage charges are billed in arrears on a monthly cycle. Overage/usage charges are evaluated on a monthly basis, and any overage/usage charges determined by management as unlikely to be collected due to a customer disputing the charge or due to a concession are reserved. Reserved items are written off when deemed uncollectible or recognized as revenue if collected. Certain IoT Connectivity customers also have the option to purchase products and/or equipment (e.g. subscriber identification module or “SIM” cards, routers, phones, or tablets) from the Company on an as needed basis. Product sales to IoT Connectivity customers are recognized when control is transferred to the customer, which is typically upon shipment of the product.
IoT Solutions arrangements includes device solutions (including connectivity), deployment services, and/or technology-related professional services. Management evaluates each IoT Solutions arrangement to determine the contract for accounting purposes. If a contract contains more than one performance obligation, consideration is allocated to each performance obligation based on standalone selling prices. Device and other hardware sales in IoT Solutions arrangements are generally accounted for as separate contracts since the customer is not obligated to purchase additional services when committing to the purchase of any products. Such sales are typically recognized upon shipment to the customer. However, in certain contracts, the customer has requested the Company to hold the products ordered for later shipment to the customer’s remote location or to the customer’s end user as a part of a vendor managed inventory model. In these situations, management has concluded that transfer of control to the customer occurs prior to shipment. In these “bill-and-hold” arrangements, the right to invoice, transfer of legal title and transfer of the risk and rewards associated with the products occurs when the Company receives the hardware from a third-party vendor and has deemed it to be functional. Additionally, the products are identified both physically and systematically as belonging to a specific customer, are usable by the customer, and are only shipped, used, or disposed as directed by the specific customer. Based on these factors, management recognizes revenue on bill-and-hold hardware when the hardware is received by the Company and deemed functional. As part of the bill-and-hold arrangements, the Company performs a service related to the storage of the hardware. The Company has determined that any storage fee related to bill-and-hold inventory is immaterial to the consolidated financial statements taken as a whole.
Deployment services consist of the Company preparing hardware owned by a customer for use by a customer’s end user. Deployment and connectivity may both be included within a single IoT Solutions contract and are considered separate performance obligations. While consideration for deployment services is generally fixed when ordered by the client, consideration for connectivity services is variable and solely related to the connectivity services. Therefore, the fixed consideration is allocated to the deployment services and is recognized as revenue when the services are provided (i.e. when the related hardware is shipped to the customer). Connectivity within IoT Solutions contracts are recognized similar to the IoT Connectivity as described above, since such contracts are generally short term in nature and variability is resolved each month as the services are provided.
Professional services are generally provided over a contract term of one to two months. Revenue is recognized over time on an input method basis (typically, based on hours completed to date and an estimate of total hours to complete the project).
There are no material instances where variable consideration is constrained and not recorded at the initial time of sale. Product returns are recorded as a reduction to revenue based on anticipated sales returns that occur in the normal course of business and are immaterial for the years ended December 31, 2021, 2020, and 2019, respectively. The Company primarily has assurance-type warranties that do not result in separate performance obligations.
The Company did not recognize any material revenue in the current reporting period for performance obligations that were fully satisfied in previous periods.
The Company does not have material unfulfilled performance obligation balances for contracts with an original length greater than one year in any of the years presented. Additionally, the Company does not have material costs related to obtaining a contract with amortization periods greater than one year for any of the years presented.
Overage usage charges are evaluated on a monthly basis, and any overage/usage charges determined by management as unlikely to be collected due to a customer disputing the charge or due to a concession are reserved in the month billed and are not initially recognized as revenue. These amounts are netted against accounts receivable and reversed when credited to the customer account generally no longer than one to two months after initial billing.
The Company applies ASC 606 utilizing the following allowable exemptions or practical expedients:

•	Exemption to not disclose the unfulfilled performance obligation balance for contracts with an original length of one year or less.

•
Practical expedient to recognize the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less.

•	Election to present revenue net of sales taxes and other similar taxes.

•	Election from recognizing shipping and handling activities as a separate performance obligation.

•
Practical expedient not requiring the entity to adjust the promised amount of consideration for the effects of a significant financing component if the entity expects, at contract inception, that the period between when the entity transfers a promised good or service to a customer and when the customer pays for that good or service will be one year or less.

Cash and Cash Equivalents and Restricted Cash
Cash and cash equivalents include highly liquid instruments with an original maturity of less than 90 days from the date of purchase or the ability to redeem amounts on demand. Cash and cash equivalents are stated at cost, which approximates their fair value.
Restricted cash represents cash deposits held with financial institutions for letters of credit and is not available for general corporate purposes.
Concentrations of Credit Risk and
Off-Balance-Sheet
Risk
Cash and cash equivalents are financial instruments that are potentially subject to concentrations of credit risk. The Company’s cash and cash equivalents are deposited in accounts at large financial institutions, and amounts may exceed federally insured limits. The Company believes it is not exposed to significant credit risk due to the financial strength of the depository institutions in which the cash and cash equivalents are held. The Company has no other financial instruments with
off-balance-sheet
risk of loss.
Accounts Receivable, Net of Allowance for Doubtful Accounts
The carrying amount of accounts receivable is reduced by a valuation allowance that reflects management’s best estimate of the amounts that will not be collected. Management reviews all accounts receivable balances that exceed terms from the invoice date individually, and based on an assessment of current creditworthiness, past payment history, and historical loss experience, and provides an allowance for the portion, if any, of the balance not expected to be collected. All accounts or portions thereof considered uncollectible or require excessive collection costs are written off to the allowance for doubtful accounts and recorded under selling, general and administrative expense in the consolidated statements of operations. The Company incurred bad debt expense of $0.3 million, $0.6 million and $0.9 million for the years ended December 31, 2021, 2020 and 2019, respectively. As of December 31, 2021 and 2020, the Company reduced accounts receivable for a valuation allowance for bad debt expense of $0.5 million and $0.5 million, respectively.
Inventories
The
Company records its inventory, which primarily consists of finished goods such as SIM cards, other hardware and packaging materials, using the first-in, first-out method (“FIFO”). Certain items in inventory require limited assembly procedures to be performed before shipping the items to customers. Due to the insignificant nature and cost associated with the assembly procedures, the Company classifies these items as finished goods. Inventories are stated at the lower of cost or net realizable value. The Company performs ongoing evaluations and maintains a reserve if necessary for slow-moving and obsolete items, based upon factors surrounding the inventory age, amount of inventory on hand and projected sales.
Property and Equipment
The Company’s property and equipment primarily consist of computer hardware and software, networking equipment as well as furniture and fixtures. Property and equipment are recorded at cost and are depreciated over their estimated useful lives using the declining-balance method at the following annual rates:

Computer hardware and software	30%
Networking equipment	20%
Furniture and fixtures	20%
Maintenance, repairs, and ordinary replacements are recorded under selling, general and administrative expense in the consolidated statement of operations as incurred. Expenditures for improvements that extend the physical or economic life of the property are capitalized. Leasehold improvements are depreciated using the straight-line method over the shorter of the estimated useful life or the remaining term of the lease. The Company includes computer software in property and equipment as the software is integral to enabling the functioning of the hardware.
Leases
Leases entered into by the Company, in which substantially all the benefits and risk of ownership are transferred to the Company, are recorded as obligations under capital leases. Obligations under capital leases reflect the present value of future lease payments, discounted at an appropriate interest rate, and are reduced by rental payments, net of imputed interest. Assets under capital leases are amortized based on the useful lives of the assets. All other leases are classified as operating leases, and leasing costs, including any rent holidays, leasehold incentives and rent concessions, are recorded on a straight-line basis over the lease term under selling, general and administrative expense in the consolidated statement of operations.
Internal Use Software
Certain costs of platform and software applications developed for internal use are capitalized as intangible assets. Capitalization of costs begins when two criteria are met: (i) the preliminary project stage is completed (i.e. application development stage) and (ii) it is probable that the software will be completed and used for its intended function. The Company also capitalizes costs related to specific upgrades and enhancements when it is probable the expenditures will result in additional functionality. Costs incurred for maintenance, minor upgrades and enhancements are recorded under selling, general and administrative expense in the consolidated statement of operations as incurred. Costs related to preliminary project activities and postimplementation operating activities are also recorded under selling, general and administrative expense in the consolidated statement of operations as incurred. The Company amortizes the capitalized costs on a straight-line basis over the useful life of the asset. Refer to “Note 7, Goodwill and Other Intangible Assets” to the consolidated financial statements, for further detail of the Company’s average useful lives for capitalized internal use computer software.
Business Combinations
The Company allocates the fair value of the consideration transferred to the assets acquired and liabilities assumed based on their fair values at the acquisition date. The excess of the fair value of consideration transferred over the fair value of the assets acquired, and liabilities assumed is recorded as goodwill. Acquisition-related expenses and restructuring costs are recognized separately from the business combination and expensed as incurred. All changes in accounting for deferred tax asset valuation allowances and acquired income tax uncertainties after the measurement period are recognized as a component of provision for income taxes. When determining the fair values of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to intangible assets. Critical estimates in valuing intangible assets include expected future cash flows based on consideration of future growth rates and margins, customer attrition rates, future changes in technology and brand awareness and discount rates. Fair value estimates are based on the assumptions management believes a market participant would use in pricing the asset or liability. While the Company uses its best estimates and assumptions as a part of the purchase price allocation process to accurately value assets acquired and liabilities assumed as of the business combination date, its estimates and assumptions are inherently uncertain and subject to refinement. As a result, during the preliminary purchase price measurement period, which may be up to one year from the business combination date, the Company records adjustments to the provisional amounts recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date, with a corresponding offset to goodwill. After the preliminary purchase price measurement period, the Company records adjustments to assets acquired or liabilities assumed subsequent to the purchase price measurement period in its operating results in the period in which the adjustments were determined.
Fair Value Measurements
The Company applies the provisions of ASC 820, Fair Value Measurements, for fair
value measurements of financial assets and financial liabilities and for fair value measurements of non-financial items that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company also applied the provisions of the subtopic to fair value measurements of non-financial assets and non-financial liabilities that are recognized or disclosed at fair value in the financial statements on a non-recurring basis. The subtopic defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The subtopic also establishes a framework for measuring fair value and expands disclosures about fair value measurements. The fair value framework requires the Company to categorize certain assets and liabilities into three levels, based upon the assumptions used to price those assets or liabilities. The t hree
levels are defined as follows:
Level 1: Quoted prices in active markets for identical assets or liabilities.
Level 2: Quoted prices for similar assets and liabilities in active markets or inputs that are observable.
Level 3: Unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.
The Company has determined the estimated fair value of its financial instruments based on appropriate valuation methodologies; however, considerable judgment is required to develop these estimates. Accordingly, these estimated fair values are not necessarily indicative of the amounts the Company could realize in a current market exchange. The estimated fair values can be materially affected by using different assumptions or methodologies. The methods and assumptions used in estimating the fair values of financial instruments are based on carrying values and future cash flows.
Cash, cash equivalents and restricted cash are stated at cost, which approximates their fair value. The carrying amounts reported in the balance sheet for accounts receivable, accounts payable, and accrued liabilities approximate fair value, due to their short-term maturities.
The carrying amounts of the Company’s outstanding borrowings are carried at amortized cost using the effective interest rate method. The Company’s outstanding borrowings are not required to be measured at fair value and subsequently remeasured at current fair values at the end of each reporting period.
The carrying values of the Company’s outstanding borrowings are disclosed at the end of each reporting period in “Note 9 – Long Term Debt and Other Borrowings, net” to the consolidated financial statements.
The Company has outstanding private warrants (“Private Warrants”) issued for the purchase of common stock, which are liability-classified. The Private Warrants are marked to fair value and evaluated as level 2 for fair value as disclosed in “Note 15 Warrants on Common Stock” to the consolidated financial statements.
Intangible
Assets
Identifiable intangible assets acquired individually or as part of a group of other assets are initially recognized and measured at cost. The cost of a group of intangible assets acquired in a transaction, including those acquired in a business combination that meet the specified criteria for recognition apart from goodwill, is the sum of the individual assets acquired based on their acquisition date fair values. The cost incurred to enhance the service potential of an intangible asset is capitalized as a betterment.
Identifiable intangible assets comprise assets that have a definite life. Customer relationship intangibles are amortized on an accelerated basis and the other intangible assets are amortized on a straight-line basis over their estimated useful lives as follows:

Customer relationships	10-13 years
Technology	5-9 years
Carrier contracts	10 years
Trademarks	9 -10 years
Non-compete agreements	3 years
Internally developed computer software	3 -5 years
The
Company
capitalizes costs directly related to the design, deployment and enhancements of its internal operating support systems, including employee-related costs. As of December 31, 2019, the Company determined that there was an indicator of impairment and recognized a $3.9 million impairment on RACO intangible assets. As of December 31, 2021 and 2020, the Company determined that there were no indicators of impairment and did not recognize any impairment of its intangible assets.
Goodwill
Goodwill represents the excess fair value of consideration transferred over the fair value of the net identifiable assets acquired in a business combination. Goodwill is evaluated annually for impairment or more frequently if impairment indicators are present. A qualitative assessment is performed to determine whether the existence of events or circumstances leads to a determination that it is more likely than not the fair value of the reporting unit is less than its carrying amount. Qualitative factors considered are macroeconomics conditions such as geographical location and fluctuations in foreign exchange, industry and market conditions, financial performance, entity-specific events and share price trends. If, based on the evaluation, it is determined that the fair value of the reporting unit is less than the carrying value, then an impairment loss is recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit. Under a quantitative test, the Company obtains a third-party valuation of the fair value of the reporting unit. Assumptions used in the fair value calculation include revenue growth and profitability, terminal values, discount rates, and implied control premium. These assumptions are consistent with those the Company believes hypothetical marketplace participants would use. The Company has not recorded an impairment to goodwill for the years ended December 31, 2021, 2020 and 2019, respectively.
During the fourth quarter of 2021, the Company changed the date of its annual impairment test of goodwill from
December 3
1 to October 1. The Company believes the change in goodwill impairment date does not result in a material change in the method of applying the accounting principle. This change provides the Company additional time to complete the annual impairment test of goodwill in advance of our year end reporting. The Company will continue to perform interim impairment testing should circumstances or events require. This change does not result in a delay, acceleration, or avoidance of an impairment charge. This change was applied prospectively in 2021 because it was impracticable to apply it retrospectively due to the difficulty in making estimates and assumptions without using hindsight.
Deferred Financing Fees
Deferred financing fees consist principally of debt issuance costs which are being amortized using the effective interest method over the terms of the related debt agreements and are presented in the consolidated balance sheets as direct deductions from long-term debt. Issuance costs for credit facilities are recorded in other long-term assets in the consolidated balance sheets and are amortized over the term of the agreement using the straight-line method.
Impairment of Long-Lived Assets
The Company reviews long-lived assets, such as property and equipment, and purchased intangibles subject to amortization, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of by sale would be separately presented in the consolidated balance sheet and reported at the lower of the carrying amount or fair value less costs to sell and are no longer depreciated. The assets and liabilities of a group classified as held for sale would be presented separately in the appropriate asset and liability sections of the consolidated balance sheet. There were no assets classified as held for sale at any of the balance sheet dates presented.
Income Taxes
The Company provides for income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company recognized the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely to be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the year that includes the date of enactment. A valuation allowance is recorded to reduce deferred tax assets to an amount, which, in the opinion of management, is more likely than not to be realized. The Company considers factors such as the cumulative income or loss in recent years; reversal of deferred tax liabilities; projected future taxable income exclusive of temporary differences; the character of the income tax asset, including income tax positions; tax planning strategies and other factors in the determination of the valuation allowance.
Earnings (Loss) Per Share
The Company calculates basic and diluted earnings/(loss) per common share.
Basic earnings/(loss) per share is calculated by dividing earnings/(loss) for the period by the weighted-average common shares outstanding for the period including outstanding warrants. Diluted earnings/(loss) per share includes the effect of dilutive instruments and uses the average share price for the period in determining the number of shares that are to be added to the weighted-average number of shares outstanding. Cumulative dividends on preferred shares are subtracted from net income/(loss) to arrive at earnings/(loss) attributable to common stockholders.
In periods of net income, the Company allocates net income to the common shares under the two-class
method for the Series C Preferred shares and unvested share-based payment awards that contain participating rights to dividends or dividend equivalents (whether paid or unpaid). Because the Series C Preferred share and share-based payment awards do not have an obligation to fund losses, they are not included in the calculation during periods of losses because their effect would be antidilutive.
Adjustment to Outstanding Shares
In the unaudited consolidated financial statements for the three and nine months ended September 30, 2021 and 2020 filed with the SEC, the Company incorrectly excluded approximately 1.4 million shares (after the effect of the recapitalization) of common stock resulting from the assumed conversion of the Kore Warrants from the weighted average number of common shares outstanding in the calculation of basic and diluted earnings per share.
As a result, basic and diluted net loss per common share and the weighted average number of common shares outstanding were misstated by an amount that the Company has determined to be immaterial. The Company has chosen to revise the previously reported amounts. The exclusion of such shares did not affect the previously reported total stockholders’ equity or net loss or any other line items within the unaudited consolidated financial statements.
The following table provides a comparison between the previously filed numbers and the numbers after the correction for the affected periods:

	Previous Filings		After Correction
	2021	2020	2021	2020
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Three months Ended September 30,

Net loss attributable to common shareholders	$(8,331)	$(12,787)	$(8,331)	$(12,787)
Loss per share:
Basic	$(0.27)	$(0.42)	$(0.26)	$(0.40)
Diluted	$(0.27)	$(0.42)	$(0.26)	$(0.40)
Weighted-average shares outstanding:
Basic	30,732,921	30,281,520	32,098,715	31,647,131
Diluted	30,732,921	30,281,520	32,098,715	31,647,131

	Previous Filings		After Correction
	2021	2020	2021	2020
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Nine months Ended September 30,

Net loss attributable to common shareholders	$(31,222)	$(39,966)	$(31,222)	$(39,966)
Net loss per share
Basic	$(1.03)	$(1.32)	$(0.98)	$(1.26)
Diluted	$(1.03)	$(1.32)	$(0.98)	$(1.26)
Weighted-average shares outstanding:
Basic	30,433,641	30,285,684	31,799,313	31,651,295
Diluted	30,433,641	30,285,684	31,799,313	31,651,295
Reclassifications in the financial
statements
Certain reclassifications have been made to the 2020 and 2019 consolidated financial statements to conform the 2021 presentation. These reclassifications did not have a significant impact to the consolidated financial statements presented.
Advertising
The Company expenses advertising costs as incurred. The Company does not incur significant advertising costs. Adverting expense was $0.1 million for each of the years ended December 31, 2021, 2020 and 2019.
Stock-Based Compensation
The Company has several stock-based compensation plans, which are more fully described in Note 14, Stock-Based Compensation, to the consolidated financial statements. Stock-based compensation to employees, is generally measured on the grant date based on the grant-date fair value of the awards. These costs are recognized as an expense following straight-line attribution method over the requisite service period. The Company accounts for forfeitures as they occur. The Company used the Black-Scholes option pricing model to measure the fair value of its stock options under the 2014 Equity Incentive Plan.
Compensation expense for stock options granted to nonemployees is calculated using the Black-Scholes option pricing model and is recognized in expense over the service period. The Black-Scholes option pricing model requires the use of complex assumptions, which determine the fair value of stock-based awards. Prior to the business combination, these assumptions included:

•
Risk -free interest rate. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal to the expected term of the stock-based awards;

•
Expected term. The expected term represents the period that the stock-based awards are expected to be outstanding. The Company uses the simplified calculation of expected term, which reflects the weighted-average of time-to-vesting;

•	Expected dividend. The expected dividend is assumed to be zero as the Company has never paid dividends and has no current plans to pay any dividends on its common stock; and

•
Expected volatility. The expected volatility is derived from an average of the historical volatilities of the common stock of the Company and several other entities with characteristics similar to those of the Company, such as the size and operational and economic similarities to the Company’s principal business operations.

If any of the assumptions used in the Black-Scholes model changed, stock-based compensation for future options may differ materially compared to that associated with previous grants.
Defined Contribution Plans
The Company sponsors defined contribution plans (the “Plans”) that cover our domestic and international employees following the completion of an eligibility period. Under the Plans, participating employees may defer a portion of their pretax earnings up to the limits provided by local statutory requirements. The Company makes matching contributions, subject to limits of the base compensation that a participant contributes to the Plan. The Company’s matching contributions vest over up to a maximum of four years from the participant’s date of hire. The Company records its portion of matching contributions as an expense within selling, general and administrative. The Company contributed in aggregate $0.4 million, $0.5 million, and $0.5 million, for the fiscal years 2021, 2020 and 2019, respectively.
Comprehensive Income (Loss) and Accumulated Other Comprehensive Loss
The Company has included the consolidated statements of operations and comprehensive loss in the accompanying consolidated financial statements, which include the effects of the translation of currency for foreign operations. No amounts have been reclassified out of Accumulated Other Comprehensive Loss for the years ended December 31, 2021, 2020 and 2019.
Emerging G
rowth Company
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with the new or revised financial accounting standards. The Company qualifies as an “Emerging Growth Company” and has elected to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(1) of the JOBS Act. This election allows the Company to adopt new or revised standards at the same time as private companies.

Recently Adopted A
ccounting
Pronouncement
In December 2019, the FASB issued Accounting Standards Update (“ASU”) 2019-12,
Income Taxes: Simplifying the Accounting for Income Taxes
. ASU 2019-12 simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. ASU 2019-12 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The Company adopted this standard as of January 1, 2021, and depending on the amendment, adoption was applied on a retrospective, modified retrospective, or prospective basis. The adoption of the standard did not have a material impact on the Company’s consolidated financial statements and related disclosures.
In August 2018, the FASB issued ASU 2018-15,
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract
, which requires a customer in a hosting arrangement that is a service contract to apply the guidance on internal-use software to determine which implementation costs to recognize as an asset and which costs to expense. Costs to develop or obtain internal-use software that cannot be capitalized under Subtopic 350-40,
Internal-Use
Software
, such as training costs and certain data conversion costs, also cannot be capitalized for a hosting arrangement that is a service contract. The amendments require a customer in a hosting arrangement that is a service contract to determine whether an implementation activity relates to the preliminary project stage, the application development stage, or the post-implementation stage. Costs for implementation activities in the application development stage will be capitalized depending on the nature of the costs, while costs incurred during the preliminary project and post-implementation stages will be expensed immediately. The ASU is effective for the Company for annual reporting periods beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021. Early adoption is permitted, including adoption in any interim period, for all entities. The Company adopted this standard as of January 1, 2021. The adoption of the standard did not have a material impact on the Company’s consolidated financial statements and related disclosures.
Recently Issued Accounting Pronouncements
In August 2020, the FASB issued ASU 2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity
(Subtopic
815-40)
(“ASU 2020-06”) to simplify accounting for certain financial instruments. ASU 2020-06 eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments. ASU 2020-06 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023. Early adoption is permitted, for fiscal years (including interim periods) beginning after December 15, 2020. The Company expects to early adopt 2020-06 on January 1, 2022 using a modified retrospective approach. Upon adoption, we currently expect to recognize a decrease in additional paid in capital of approximately $11.6 million, as well as a decrease to deferred tax liabilities of approximately $3.8 million, which will be offset by an increase to retained earnings of approximately $0.3 million as well as approximately $15.5 million increase to long-term debt. The increase to long-term debt does not
represent an increase in debt owed by the Company. It simply reflects the reversal of the equity component which was previously netted against long-term debt. Refer to “Note 9 – Long-Term Debt and Other Borrowings, net”, to the consolidated financial statements for further detail.
In February 2016, the FASB issued ASU 2016-02,
Leases
, to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. In July 2018, ASU 2018-10,
Codification Improvements to ASC
2016-02,
Leases
, was issued to provide more detailed guidance and additional clarification for implementing ASU 2016-02. Furthermore, in July 2018, the FASB issued ASU 2018-11,
Leases: Targeted Improvements
, which provides an optional transition method in addition to the existing modified retrospective transition method by allowing a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption. Furthermore, on June 3, 2020, the FASB deferred by one year the effective date of the new leases standard for private companies, private not-for-profits and public not-for-profits that have not yet issued (or made available for issuance) financial statements reflecting the new standard. Additionally, in March 2020, ASU 2020-03,
Codification Improvements to Financial Instruments, Leases
, was issued to provide more detailed guidance and additional clarification for implementing ASU 2016-02. Furthermore, in June 2020, ASU 2020-05,
Revenue from Contracts with Customers and Leases
, was issued to defer effective dates of adoption of the new leasing standard beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. These new leasing standards (collectively “ASC 842” or “the new standard”) are effective for the Company beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted.
The new standard is effective for the Company on January 1, 2022. A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial application. We expect to adopt the new standard on January 1, 2022 and use the effective date as our date of initial application. Consequently, financial information will not be updated, and the disclosures required under the new standard will not be provided for dates and periods before January 1, 2022.
The new standard provides
a n
umber of optional practical expedients in transition. We expect to elect the ‘package of practical expedients’, which permits us not to reassess under the new standard our prior conclusions about lease identification, lease classification and initial direct costs. We expect that this standard will have a material effect on our financial statements. While we continue to assess all of the effects of adoption, we currently believe the most significant effects relate to (1) the recognition of new Right of Use (“ROU”) assets and lease liabilities on our balance sheet for our real estate, computer hardware and vehicle leases and (2) providing significant new disclosures about our leasing activities. We do not expect a significant change in our leasing activities between now and adoption.
The new standard also provides practical expedients for an entity’s ongoing accounting. We currently expect to elect the short-term lease recognition exemption for all leases that qualify. This means, for those leases that qualify, we will not recognize ROU assets or lease liabilities, and this includes not recognizing ROU assets or lease liabilities for existing short-term leases of those assets in transition. We also currently expect to elect the practical expedient to not separate lease and non-lease
components for all of our leases.
Upon adoption, we currently expect to recognize additional operating lease liabilities ranging from $9.1 to $10.1 million, with corresponding ROU assets of the same amount based on the present value of the remaining minimum rental payments under current leasing standards for existing operating leases.
In June 2016, the FASB issued ASU 2016-13,
Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments
, which requires the use of a new current expected credit loss (“CECL”) model in estimating allowances for doubtful accounts with respect to accounts receivable and notes receivable. Receivables from revenue transactions, or trade receivables, are recognized when the corresponding revenue is recognized under ASC 606,
Revenue from Contracts with Customers
. The CECL model requires that the Company estimate its lifetime expected credit loss with respect to these receivables and record allowances when deducted from the balance of the receivables, which represent the estimated net amounts expected to be collected. Given the generally short-term nature of trade receivables, the Company does not expect to apply a discounted cash flow methodology. However, the Company will consider whether historical loss rates are consistent with expectations of forward-looking estimates for its trade receivables. In November 2018, the FASB issued ASU 2018-19, Cod ification Improvements to Topic 326, Financial Instruments—Credit Losses
to clarify that operating lease receivables recorded by lessors are explicitly excluded from the scope of ASU 2016-13. This ASU (collectively “ASC 326”) is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The Company is still evaluating the impact of the adoption of this ASU.
In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting
, to provide guidance on easing the potential burden in accounting for reference rate reform on financial reporting. ASU
2020-04
is effective from March 12, 2020 and may be applied prospectively through December 31, 2022. The Company is still evaluating the impact of the adoption of this ASU.
In March 2020, the FASB issued ASU
2020-03,
Codification Improvements to Financial Instruments
, which clarifies specific issues raised by stakeholders. Specifically, the ASU:

•	Clarifies that all entities are required to provide the fair value option disclosures in ASC 825, Financial Instruments .

•	Clarifies that the portfolio exception in ASC 820, Fair Value Measurement , applies to nonfinancial items accounted for as derivatives under ASC 815, Derivatives and Hedging .

•
Clarifies that for purposes of measuring expected credit losses on a net investment in a lease in accordance with ASC 326,
Financial Instruments - Credit Losses
, the lease term determined in accordance with ASC 842,
Leases
, should be used as the contractual term.

•	Clarifies that when an entity regains control of financial assets sold, it should recognize an allowance for credit losses in accordance with ASC 326.

•
Aligns the disclosure requirements for debt securities in ASC 320,
Investments - Debt Securities
, with the corresponding requirements for depository and lending institutions in ASC 942,
Financial Services - Depository and Lending
.

The amendments in the ASU have various effective dates and transition requirements, some depending on whether an entity has previously adopted ASU 2016-13 about measurement of expected credit losses. The Company will adopt the guidance in ASU 2020-03 as it adopts the related ASU effected by these codification improvements.
In May 2021, the FASB issued ASU 2021-04,
Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options
,
which provides guidance on modifications or exchanges of a freestanding equity-classified written call option that is not within the scope of another Topic. An entity should treat a modification of the terms or conditions or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange as an exchange of the original instrument for a new instrument, and provides further guidance on measuring the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange. ASU 2021-04 also provides guidance on the recognition of the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange on the basis of the substance of the transaction, in the same manner as if cash had been paid as consideration. The amendments are effective for all entities for fiscal years beginning after December 15, 2021, including interim periods
within those fiscal years. Early adoption is permitted. The Company is evaluating the impact of the adoption of this standard.